Tax-Related Balances - Summary Of Tax Credit And Other Receivables Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Text Block [Abstract]
Indirect taxes receivables	€ 5,798	€ 10,091
Government Grant receivables	3,673	4,049
Income tax credit receivables (short term)	0	706
Income tax credit receivables (long term)	8,185	6,629
Total	17,656	21,475
Indirect taxes payables	5,200	5,819
Current income tax liability	0	1,186
Deferred tax liability	1,457	1,388
Total	€ 6,657	€ 8,393